UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Poplar Forest Capital, LLC
Address: 70 South Lake Avenue
         Suite 930
         Pasadena, CA  91101

13F File Number:  028-13350

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      J. Dale Harvey
Title:     Managing Member
Phone:     626-304-6000

Signature, Place, and Date of Signing:

 /s/  J. Dale Harvey     Pasadena, CA     February 08, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    45

Form 13F Information Table Value Total:    $313,885 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     1297    15870 SH       SOLE                    15870        0        0
ABBOTT LABS                    COM              002824100    14945   265788 SH       SOLE                   265788        0        0
AETNA INC NEW                  COM              00817Y108     9133   216479 SH       SOLE                   216479        0        0
APOLLO GROUP INC               CL A             037604105    10697   198565 SH       SOLE                   198565        0        0
AVERY DENNISON CORP            COM              053611109     5446   189900 SH       SOLE                   189900        0        0
AXIS CAPITAL HOLDINGS          SHS              G0692U109    13367   418252 SH       SOLE                   418252        0        0
BANK OF AMERICA CORPORATION    COM              060505104    10112  1818617 SH       SOLE                  1818617        0        0
BAXTER INTL INC                COM              071813109    12693   256518 SH       SOLE                   256518        0        0
BRISTOL MYERS SQUIBB CO        COM              110122108     1118    31725 SH       SOLE                    31725        0        0
CARNIVAL CORP                  PAIRED CTF       143658300    12250   375292 SH       SOLE                   375292        0        0
CHEVRON CORP NEW               COM              166764100      269     2528 SH       SOLE                     2528        0        0
CINTAS CORP                    COM              172908105    13512   388167 SH       SOLE                   388167        0        0
CITIGROUP INC                  COM NEW          172967424    10670   405555 SH       SOLE                   405555        0        0
DEAN FOODS CO NEW              COM              242370104     4480   399956 SH       SOLE                   399956        0        0
DONNELLEY R R & SONS CO        COM              257867101     8903   616977 SH       SOLE                   616977        0        0
ELECTRONIC ARTS INC            COM              285512109     8560   415547 SH       SOLE                   415547        0        0
EMERSON ELEC CO                COM              291011104     1042    22355 SH       SOLE                    22355        0        0
EXXON MOBIL CORP               COM              30231G102      468     5520 SH       SOLE                     5520        0        0
FORTUNE BRANDS HOME & SEC IN   COM              34964C106     1292    75844 SH       SOLE                    75844        0        0
GENERAL ELECTRIC CO            COM              369604103     9810   547762 SH       SOLE                   547762        0        0
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105      623    13656 SH       SOLE                    13656        0        0
HEWLETT PACKARD CO             COM              428236103    12173   472562 SH       SOLE                   472562        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101    13986    76058 SH       SOLE                    76058        0        0
JOHNSON & JOHNSON              COM              478160104     1403    21394 SH       SOLE                    21394        0        0
JPMORGAN CHASE & CO            COM              46625H100    10891   327536 SH       SOLE                   327536        0        0
KRAFT FOODS INC                CL A             50075N104      235     6300 SH       SOLE                     6300        0        0
LILLY ELI & CO                 COM              532457108     4526   108910 SH       SOLE                   108910        0        0
LINCOLN NATL CORP IND          COM              534187109    12270   631828 SH       SOLE                   631828        0        0
MCGRAW HILL COS INC            COM              580645109    14450   321315 SH       SOLE                   321315        0        0
MICROSOFT CORP                 COM              594918104    13173   507440 SH       SOLE                   507440        0        0
MOVE INC                       COM NEW          62458M207       93    14665 SH       SOLE                    14665        0        0
OMNICOM GROUP INC              COM              681919106    12757   286160 SH       SOLE                   286160        0        0
ORACLE CORP                    COM              68389X105      247     9616 SH       SOLE                     9616        0        0
PEPSICO INC                    COM              713448108      555     8368 SH       SOLE                     8368        0        0
PFIZER INC                     COM              717081103     1826    84380 SH       SOLE                    84380        0        0
PREMIER EXIBITIONS INC         COM              74051E102      122    49610 SH       SOLE                    49610        0        0
PROCTER & GAMBLE CO            COM              742718109     2190    32827 SH       SOLE                    32827        0        0
ROBERT HALF INTL INC           COM              770323103    12452   437524 SH       SOLE                   437524        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107      433     2850 SH       SOLE                     2850        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103      685     5461 SH       SOLE                     5461        0        0
STAPLES INC                    COM              855030102    12196   878047 SH       SOLE                   878047        0        0
STATE STR CORP                 COM              857477103    12447   308771 SH       SOLE                   308771        0        0
TE CONNECTIVITY LTD            REG SHS          H84989104    12086   392264 SH       SOLE                   392264        0        0
TIME WARNER CABLE INC          COM              88732J207     8594   135189 SH       SOLE                   135189        0        0
WHIRLPOOL CORP                 COM              963320106     3408    71816 SH       SOLE                    71816        0        0